Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of exceptional items [line items]
Funding provided during the period	$ (219)
Samarco Germano Dam Decommissioning one [Member]
Disclosure of exceptional items [line items]
Change in estimate	(6)	$ 37	$ 263
Exchange translation	21	(83)	0
Utilisation	(8)	(4)	0
Samarco dam failure one [Member]
Disclosure of exceptional items [line items]
Change in estimate	842	916	579
Exchange translation	158	(457)	7
Funding provided during the period	(111)	(95)	(96)
Utilisation	$ (351)	$ (365)	$ (328)